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January 31, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Thompson IM Funds, Inc. (the “Registrant”) 1933 Act Reg. No. 33-6418; 1940 Act File No. 811-4946

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), exhibits containing interactive data format risk/return summary information relating to the Thompson LargeCap Fund and Thompson MidCap Fund, each a series of the Registrant. The interactive data relate to a supplement filed with the Securities and Exchange Commission on behalf of the Registrant pursuant to Rule 497(e) on January 19, 2017 (Accession No. 0001144204-17-002857).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Securities and Exchange Commission

January 31, 2017

Please direct any comments or questions regarding this filing to the undersigned at 414-277-5817.

Very truly yours,

QUARLES & BRADY LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

cc (w/encs): Working Group